Taxes Payable (Details) - Schedule of Taxes Payable	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Taxes Payable [Line Items]
Taxes payable	¥ 831,509	$ 117,116	¥ 785,468
Value-added tax [Member]
Schedule of Taxes Payable [Line Items]
Taxes payable	778,011		718,051
Surtaxes [Member]
Schedule of Taxes Payable [Line Items]
Taxes payable	2,178		335
Withholding individual income tax [Member]
Schedule of Taxes Payable [Line Items]
Taxes payable	¥ 51,320		¥ 67,082